Schedule of Note Payable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 03, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total notes payable	$ 11,721,042	$ 10,584,037	$ 8,884,513	$ 7,000,000	$ 548,947
Less current portion	(3,058,476)	(1,337,490)	(821,623)
Total notes payable, net of current	8,662,566	9,246,547	8,062,890
Secured Promissory Note [Member] | November 2018 [Member]
Short-Term Debt [Line Items]
Total notes payable	298,119	225,140	18,183
Small Business Administration Loan [Member]
Short-Term Debt [Line Items]
Total notes payable	11,000	11,000	11,000
Secured Promissory Note One [Member] | May 25, 2023 [Member]
Short-Term Debt [Line Items]
Total notes payable	5,592,083	4,846,714	3,852,890
Secured Promissory Note Two [Member] | September 19, 2023 [Member]
Short-Term Debt [Line Items]
Total notes payable	4,199,000	4,199,000	4,199,000
Secured Promissory Note Three [Member] | July 8, 2024 [Member]
Short-Term Debt [Line Items]
Total notes payable		249,900
Secured Promissory Note Four [Member] | July 3, 2024 [Member]
Short-Term Debt [Line Items]
Total notes payable	1,000,000	1,000,000
Secured Promissory Note Five [Member] | September 20, 2024 [Member]
Short-Term Debt [Line Items]
Total notes payable	38,338	52,283
Secured Promissory Note Six [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Total notes payable	128,730
Secured Promissory Note Six [Member] | February 8, 2023 [Member]
Short-Term Debt [Line Items]
Total notes payable			299,440
Secured Promissory Note Seven [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Total notes payable	308,989
Secured Promissory Note Seven [Member] | July 1, 2023 [Member]
Short-Term Debt [Line Items]
Total notes payable			$ 504,000
Secured Promissory Note Eight [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Total notes payable	90,798
Secured Promissory Note Nine [Member] | May 2025 [Member]
Short-Term Debt [Line Items]
Total notes payable	$ 53,985